DEFERRED REVENUE	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
DEFERRED REVENUE

As of September 30, 2011, there is no deferred revenue in the balance sheet since, as of this date, the rate of returns can be reliably estimated and is recorded based on historical experience in “Accounts Payable and Accruals – Other.”